CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net income	¥ 374,382	¥ 347,255	¥ 177,220
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	68,269	61,653	61,340
Provision for credit losses	248	(1,060)	13,910
Stock-based compensation	40,836	38,578	35,577
Gain on investments in equity securities	(13,066)	(444)	(9,612)
(Gain) loss on investments in subsidiaries and affiliates	11,995	(205)	(968)
Equity in earnings of affiliates, net of dividends received	(18,662)	(34,605)	(31,070)
(Gain) loss on disposal of office buildings, land, equipment and facilities	(58,744)	2,344	2,670
Deferred income taxes	8,349	11,559	(312)
Changes in operating assets and liabilities:
Deposits with stock exchanges and other segregated cash	(133,311)	(144,542)	16,465
Trading assets and private equity and debt investments	(2,861,869)	(3,026,277)	(386,474)
Trading liabilities	1,111,331	574,231	(411,843)
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	(441,013)	1,108,828	290,843
Securities borrowed, net of securities loaned	882,237	526,233	(324,095)
Margin loans and receivables	(653,334)	(179,668)	(276,058)
Payables	703,622	(16,725)	709,839
Bonus accrual	63,422	26,496	26,480
Accrued income taxes, net	25,684	19,235	70,892
Other, net	46,664	8,503	167,836
Net cash provided by (used in) operating activities	(842,960)	(678,611)	132,640
Cash flows from investing activities:
Payments for placements of time deposits	(747,618)	(679,945)	(650,562)
Proceeds from redemption or maturity of time deposits	746,174	572,947	567,599
Payments for purchases of office buildings, land, equipment and facilities	(353,818)	(189,971)	(145,784)
Proceeds from sales of office buildings, land, equipment and facilities	234,693	131,078	111,954
Payments for purchases of equity investments	(33,900)	(10,712)	(14,716)
Proceeds from sales of equity investments	23,491	8,112	40,497
Net cash outflows from loans receivable at banks	(131,647)	(129,829)	(112,224)
Payments for purchases or origination of other non-trading loans	(7,625,952)	(5,939,225)	(4,286,507)
Proceeds from sales or repayments of other non-trading loans	6,952,187	5,530,064	3,606,974
Payments for purchases of available-for-sale debt securities	(167,408)	(113,702)
Proceeds from sales of available-for-sale debt securities		4,982
Payments for purchases of other non-trading debt securities	(316,858)	(179,032)	(112,438)
Proceeds from sales or maturity of other non-trading debt securities	226,985	131,200	135,690
Acquisitions, net of cash acquired	(275,014)		(457)
Divestures, net of cash disposed of	12	8,141
Payments for purchases of investments in affiliated companies	(11,919)	(19,007)	(29,778)
Proceeds from sales of investments in affiliated companies	1,684	10,098	900
Other, net	(20,015)	16,154	914
Net cash used in investing activities	(1,498,923)	(848,647)	(887,938)
Cash flows from financing activities:
Proceeds from issuances of long-term borrowings	4,611,984	4,334,376	3,064,698
Payments for repurchases or maturity of long-term borrowings	(3,174,186)	(3,313,452)	(2,101,758)
Proceeds from issuances of short-term borrowings	2,468,863	1,850,155	1,964,955
Payments for repurchases or maturity of short-term borrowings	(2,358,223)	(1,876,894)	(1,866,998)
Net cash inflows (outflows) from interbank money market borrowings	443,081	130,455	(88,288)
Net cash inflows (outflows) from other secured borrowings	(7,649)	(23,560)	57,311
Net cash inflows from deposits received at banks	387,377	785,385	107,532
Payments for withholding taxes on stock-based compensation	(18,214)	(20,583)	(12,669)
Proceeds from sales of common stock	422	1,412	953
Payments for repurchases of common stock	(101,499)	(59,006)	(61,029)
Payments for cash dividends	(179,742)	(112,541)	(60,164)
Contributions from noncontrolling interests	122,335	64,549	69,231
Distributions to noncontrolling interests	(98,698)	(80,599)	(60,924)
Net cash provided by financing activities	2,095,851	1,679,697	1,012,850
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	139,313	(26,020)	220,618
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents	(106,719)	126,419	478,170
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	4,425,441	4,299,022	3,820,852
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of year	4,318,722	4,425,441	4,299,022
Cash paid during the year for—
Interest	2,570,408	2,879,779	2,514,801
Income tax payments, net	¥ 118,852	¥ 93,915	¥ 26,050